Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Floating Rate Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 14,896	$ 13,606	$ 12,516	$ 12,825	$ 11,678	$ 12,026	$ 11,661	$ 11,095	$ 10,456	$ 10,163	$ 10,000
Columbia Floating Rate Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 14,886	13,599	12,519	12,831	11,697	12,034	11,686	11,113	10,480	10,191	10,000
Columbia Floating Rate Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,812	13,539	12,465	12,781	11,648	12,007	11,651	11,096	10,466	10,183	10,000
Columbia Floating Rate Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 13,410	12,380	11,515	11,925	10,985	11,423	11,196	10,769	10,260	10,083	10,000
Columbia Floating Rate Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,827	13,549	12,478	12,794	11,660	12,020	11,664	11,108	10,466	10,194	10,000
Columbia Floating Rate Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,013	12,836	11,851	12,181	11,140	11,497	11,184	10,678	10,098	9,849	9,696
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 15,810	14,318	13,077	13,190	12,035	12,181	11,701	11,174	10,460	10,229	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	$ 11,158	$ 11,547	$ 12,705	$ 12,795	$ 11,619	$ 10,750	$ 10,837	$ 10,893	$ 10,282	$ 10,000